Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets
Less : accumulated amortization		¥ 71,310,260		$ 11,024,795	¥ 76,752,418
Intangible assets subject to amortization, net		33,160,148		4,244,327	29,548,157
Foreign currency translation adjustment		(1,927,341)		(435,407)	(3,031,219)
Intangible assets, net		58,124,608		5,494,338	38,250,479
Amortization expense	¥ 5,442,158	22,872,976	¥ 21,669,520
Future amortization expense
2020					3,754,913
2021					3,754,913
2022					3,754,913
2023					3,754,913
2024					3,754,913
License
Intangible assets
License with indefinite life		26,891,801		1,685,418	11,733,541
Customer contracts
Intangible assets
Intangible assets subject to amortization, gross		66,590,884		9,722,669	67,687,278
Software
Intangible assets
Intangible assets subject to amortization, gross		36,937,043		5,411,074	37,670,816
License
Intangible assets
Intangible assets subject to amortization, gross		¥ 942,481		$ 135,379	¥ 942,481